Immaterial Error Correction (Tables)	6 Months Ended
Jun. 30, 2024
Immaterial Error Correction [Abstract]
Schedule of Retained Earnings and Net Loss Per Share	The following table provides a summary of the quantitative impact of the revision for the six months period ended June 30, 2023:
	January 1 -		Revised January 1 -
	June 30, 2023	Adjustments	June 30, 2023
Loss from operations	(14,104,051)	-	(14,104,051)
Financial expense	(616,003)	(1,330,321)	(1,946,324)
Loss before income tax expense	(12,000,418)	(1,330,321)	(13,330,739)
Net loss	(12,000,418)	(1,330,321)	(13,330,739)
Net loss attributable to stockholders	(12,000,418)	(1,330,321)	(13,330,739)

Net loss per share
Weighted average shares used to compute basic and diluted net loss per share (no. of shares)	34,549,212		34,549,212
Net loss per common share – basic and diluted	(0.35)	(0.04)	(0.39)